Intangible assets - Cost less accumulated amortisation and impairment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Breakdown of intangible assets and goodwill
Balance at the beginning	[1]	$ 8,899	$ 8,970
Balance at the end		8,917	8,899	[1]
Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		10,360	10,238
Exchange differences		156	(110)
Additions		61	70
Disposals/retirements		(150)	(60)
Acquisition of companies and businesses		118	204
Hyperinflationary adjustment		2	18
Balance at the end		10,547	10,360
Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(1,461)	(1,268)
Exchange differences		(72)	49
Disposals/retirements		141	58
Hyperinflationary adjustment		(2)	(13)
Impairment charge			(39)
Amortisation charge		(236)	(248)
Balance at the end		(1,630)	(1,461)
Goodwill
Breakdown of intangible assets and goodwill
Balance at the beginning		6,455	6,390
Balance at the end		6,584	6,455
Goodwill | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		6,576	6,471
Exchange differences		64	(51)
Disposals/retirements		(5)
Acquisition of companies and businesses		71	144
Hyperinflationary adjustment			12
Balance at the end		6,706	6,576
Goodwill | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(121)	(81)
Exchange differences		(1)	6
Hyperinflationary adjustment			(10)
Impairment charge			(36)
Balance at the end		(122)	(121)
Customer lists
Breakdown of intangible assets and goodwill
Balance at the beginning		825	982
Balance at the end		701	825
Customer lists | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		1,835	1,860
Exchange differences		61	(48)
Disposals/retirements		(109)	(29)
Acquisition of companies and businesses		46	47
Hyperinflationary adjustment		2	5
Balance at the end		1,835	1,835
Customer lists | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(1,010)	(878)
Exchange differences		(49)	35
Disposals/retirements		109	29
Hyperinflationary adjustment		(2)	(2)
Amortisation charge		(182)	(194)
Balance at the end		(1,134)	(1,010)
Indefinite lived brands
Breakdown of intangible assets and goodwill
Balance at the beginning		1,434	1,436
Balance at the end		1,435	1,434
Indefinite lived brands | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		1,434	1,436
Exchange differences		1	(2)
Balance at the end		1,435	1,434
Other intangibles
Breakdown of intangible assets and goodwill
Balance at the beginning		49	47
Balance at the end		45	49
Other intangibles | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		107	97
Exchange differences		4	(1)
Disposals/retirements		(7)	(3)
Acquisition of companies and businesses		1	13
Hyperinflationary adjustment			1
Balance at the end		105	107
Other intangibles | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(58)	(50)
Exchange differences		(2)	1
Disposals/retirements		7	3
Hyperinflationary adjustment			(1)
Amortisation charge		(7)	(11)
Balance at the end		(60)	(58)
Product development
Breakdown of intangible assets and goodwill
Balance at the beginning		26	27
Balance at the end		31	26
Product development | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		93	83
Exchange differences		7	(1)
Additions		14	11
Balance at the end		114	93
Product development | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(67)	(56)
Exchange differences		(6)	2
Impairment charge			(3)
Amortisation charge		(10)	(10)
Balance at the end		(83)	(67)
Computer software
Breakdown of intangible assets and goodwill
Balance at the beginning		110	88
Balance at the end		121	110
Computer software | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		315	291
Exchange differences		19	(7)
Additions		47	59
Disposals/retirements		(29)	(28)
Balance at the end		352	315
Computer software | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(205)	(203)
Exchange differences		(14)	5
Disposals/retirements		25	26
Amortisation charge		(37)	(33)
Balance at the end		$ (231)	$ (205)

[1]	Refer to foreign currency translation in material accounting policies section.